Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.2%
69,939	iShares 20+ Year Treasury Bond ETF	$9,237,543	1.9
25,059	iShares Russell 2000 ETF	5,143,861	1.1
98,680	Vanguard Emerging Markets ETF	4,552,109	0.9
100,356	Vanguard FTSE Developed Markets ETF	4,820,099	1.0
141,745	Vanguard Russell 1000 Growth ETF	10,114,923	2.1
106,142	Vanguard S&P 500 ETF	44,066,974	8.9
110,623	Vanguard Value ETF	16,347,867	3.3

	Total Exchange-Traded Funds
	(Cost $82,155,515)	94,283,376	19.2

MUTUAL FUNDS: 80.7%
	Affiliated Investment Companies: 80.7%
2,648,060	Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,089,650	5.5
7,410,369	Voya Multi-Manager International Equity Fund - Class I	75,289,354	15.3
4,719,236	Voya Multi-Manager International Factors Fund - Class I	43,936,090	8.9
980,349	Voya Multi-Manager Mid Cap Value Fund - Class I	9,979,948	2.0
4,064,832	Voya U.S. Stock Index Portfolio - Class I	84,751,748	17.2
1,680,212	VY® Columbia Contrarian Core Portfolio - Class I	37,821,566	7.7
1,140,916	VY® Invesco Comstock Portfolio - Class I	25,191,435	5.1
775,928	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	15,316,827	3.1
1,178,708	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	37,718,646	7.7
776,093	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,065,922	2.0
305,000	VY® T. Rowe Price Growth Equity Portfolio - Class I	30,750,058	6.2

	Total Mutual Funds
	(Cost $397,437,337)	397,911,244	80.7

	Total Investments in Securities (Cost $479,592,852)	$492,194,620	99.9
	Assets in Excess of Other Liabilities	736,986	0.1
	Net Assets	$492,931,606	100.0

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$94,283,376	$–	$–	$94,283,376
Mutual Funds	397,911,244	–	–	397,911,244
Total Investments, at fair value	$492,194,620	$–	$–	$492,194,620
Liabilities Table
Other Financial Instruments+
Futures	$(658,571)	$–	$–	$(658,571)
Total Liabilities	$(658,571)	$–	$–	$(658,571)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$10,581,607	$86,055	$(10,093,445)	$(574,217)	$-	$48,802	$270,615	$-
Voya Intermediate Bond Fund - Class R6	-	5,049,771	(5,049,771)	-	-	6,102	(108,403)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	30,106,595	1,542,158	(524,923)	(4,034,180)	27,089,650	-	(36,458)	-
Voya Multi-Manager International Equity Fund - Class I	82,244,175	3,670,118	(1,353,390)	(9,271,549)	75,289,354	-	(84,604)	-
Voya Multi-Manager International Factors Fund - Class I	47,094,868	683,765	(1,353,260)	(2,489,283)	43,936,090	-	15,029	-
Voya Multi-Manager Mid Cap Value Fund - Class I	10,830,778	151,555	(324,507)	(677,878)	9,979,948	-	117,649	-
Voya U.S. Stock Index Portfolio - Class I	85,397,460	6,711,976	(2,959,836)	(4,397,852)	84,751,748	-	679,887	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	5,037,981	(5,037,981)	-	-	-	(47,620)	-
VY® Columbia Contrarian Core Portfolio - Class I	40,324,275	568,330	(1,350,742)	(1,720,297)	37,821,566	-	538,543	-
VY® Invesco Comstock Portfolio - Class I	26,607,798	673,826	(1,915,966)	(174,223)	25,191,435	-	1,224,561	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	15,749,664	999,697	(240,455)	(1,192,079)	15,316,827	-	73,436	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	39,766,646	660,749	(1,374,623)	(1,334,126)	37,718,646	-	153,790	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,258,720	1,261,454	(153,042)	(1,301,210)	10,065,922	-	3,904	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	37,581,012	4,816,001	(4,790,942)	(6,856,013)	30,750,058	-	812,223	-
	$436,543,598	$31,913,436	$(36,522,883)	$(34,022,907)	$397,911,244	$54,904	$3,612,552	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	38	06/13/22	$9,354,650	$(10,781)
			$9,354,650	$(10,781)
Short Contracts:
MSCI EAFE Index	(45)	06/17/22	(4,824,900)	(254,553)
MSCI Emerging Markets Index	(85)	06/17/22	(4,783,375)	(393,237)
			$(9,608,275)	$(647,790)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $484,793,221.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$35,178,448
Gross Unrealized Depreciation	(28,435,620)
Net Unrealized Appreciation	$6,742,828